Intangible Assets (Details 2) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure Intangible Assets Details 2Abstract
2020	$ 114,689	$ 229,377
2021	229,377	229,377
2022	229,377	229,377
2023	229,377	229,377
2024	229,377	229,377
2025	229,377
Thereafter	178,341	407,718
Intellectual Property, Net	$ 1,439,915	$ 1,554,603	$ 1,783,980